STOCKHOLDERS’ (DEFICIT) EQUITY - Equity Line of Credit (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Jul. 31, 2022	Dec. 31, 2022	Dec. 31, 2023	Jan. 19, 2022
Class of Stock [Line Items]
Common stock, par value (in dollars per share)		$ 0.00001	$ 0.00001	$ 0.0001
Issuances of common stock - vendor settlement		$ 12,674
Common Stock
Class of Stock [Line Items]
Equity line of credit, shares remaining for issuance (in shares)			0
B. Riley | Common Stock Equity Line of Credit
Class of Stock [Line Items]
Sale of stock, authorized amount	$ 100,000
Common stock, par value (in dollars per share)	$ 0.0001
Reimbursement of legal fees	$ 100
Sale of stock, number of shares issued (in shares)		13,400,000
Consideration amount		$ 20,700
Equity line of credit, discount		$ 600
Discount rate	3.00%
B. Riley | Common Stock Equity Line of Credit | Common Stock, Commitment Shares
Class of Stock [Line Items]
Issuances of common stock- vendor settlement (in shares)	600,000
Issuances of common stock - vendor settlement	$ 1,100